UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               The TS&W Portfolios
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-4TSW-FUN

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                                  APRIL 30, 2004

[BUILDING GRAPHIC OMITTED]
                                                             THE TS&W PORTFOLIOS
                                                              SEMI-ANNUAL REPORT


                                                 THE ADVISORS' INNER CIRCLE FUND

[ ]  TS&W EQUITY PORTFOLIO
[ ]  TS&W FIXED INCOME PORTFOLIO
[ ]  TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                                  APRIL 30, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................   1
Statements of Net Assets
     Equity ..............................................................   6
     Fixed Income ........................................................  10
     International Equity ................................................  16

Statements of Operations .................................................  21

Statements of Changes in Net Assets
     Equity ..............................................................  22
     Fixed Income ........................................................  23
     International Equity ................................................  24

Financial Highlights
     Equity ..............................................................  25
     Fixed Income ........................................................  26
     International Equity ................................................  27

Notes to Financial Statements ............................................  28

--------------------------------------------------------------------------------



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at http://ww.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at http://ww.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

April 30, 2004

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2004 on the TS&W Funds' Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On April 30, 2004 the Equity Portfolio's net assets were $46,259,942, the Fixed Income Portfolio's value $31,475,538 and the International Equity Portfolio value was $69,037,572.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on fundamental analysis of economic sectors, industries, and companies; and determination of absolute and relative values in the market. We have significantly expanded our capabilities in the last few years through the addition of several experienced analysts to our investment firm. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio gained 0.30% in the fiscal quarter ended April 30, 2004, while the U.S. stock market, as measured by the S&P 500 Composite Index, declined (1.71)%. The Portfolio returned 7.35% for the first six months of the current fiscal year, compared to a 6.27% total return for the S&P 500 Index.

The stock market's rise over the past six months was fueled by improving economic indicators and exceptionally strong corporate profit growth. Interest rates sprang up in the final month of the latest quarter in response to evidence that employment levels are moving higher and that the inflation rate, becalmed in recent years, is showing signs of a modest acceleration. Most investors now expect the Federal Reserve to begin raising short term interest rates in the next few months. The impact of rising interest rates on stock valuations overcame the positive influence of rising corporate profits in the latest quarter, causing the stock market to retreat from recent highs.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

The TS&W Equity portfolio has benefited from a shift in market leadership in recent months. Through much of calendar year 2003, the stock market was led higher by lower quality stocks, companies with poor balance sheets, low profitability, and little or no dividend payout. These stocks produced high returns as they recovered from depressed levels after the long 2000 - 2002 bear market. In late 2003 and early 2004, however, market leadership began to rotate toward higher quality companies. We believe that companies generating sufficient cash earnings to expand, repay debt, and reward shareholders through share repurchase and rising dividends will be the best performers over the next six to twelve months.

TS&W expects a modest return environment for stocks over the balance of the fiscal year. Corporate profit growth will continue to be healthy, but should decelerate in the second half of the year as prior year comparisons become more difficult. Unlike the late 1990s, when declining interest rates permitted stock valuations to spiral upward, rising rates will limit increases in valuation as the current economic expansion matures. We believe stock prices will rise in step with the general rate of growth of corporate profits, and that dividends will become a more significant element of total return. Our portfolio continues to emphasize companies with above average financial quality, industry leading market positions, and below average valuation. We are confident this formula will continue to produce good results for our shareholders.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio returned (0.85)% for the quarter and 1.16% for
6 months ended April 30, 2004. The fund's benchmark, the Lehman Brothers Aggregate Index, returned (0.81)% and 1.25%, respectively. Strong job creation increased expectations that the Federal Reserve will hike short-term interest rates, causing the entire yield curve to shift dramatically higher since mid March. The 10 year Treasury yield increased from 3.68% on March 15th to 4.54% on April 30th.

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 4.5 years with an average maturity of 6.4 years. The duration of the benchmark index was 4.7 years with an average maturity of 6.9 years. At quarter end, 16.3% of the funds assets were invested in Treasury or Agency securities, 40.9% in corporate bonds, 41.3% in mortgage pass-throughs, and 1.5% in cash equivalents. The average credit rating of the portfolio is AA1.

We believe the Fed will continue to focus on job creation as the primary catalyst to increase short-term interest rates. If job gains similar to those experienced in April and May continue, we would expect the Fed to possibly begin raising rates as early as June. This action should cause the yield curve to flatten considerably. Mortgage-backed securities should be one of the better performing sectors in a rising rate environment. The TS&W Fixed Income portfolio will continue to focus on yield as the main driver of return in the months ahead.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio returned (3.13)% for the three-month period ended April 30, 2004. The Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index, was up 0.56%. The Portfolio returned 7.06% for the six-month period ending April 30, 2004 while EAFE rose 12.39% during that same period.

The quarter was characterized by a very strong market in Japan. While Germany, Hong Kong, Holland and Finland each declined more than 5% during the quarter, Japan was up 6.5%. External factors like Iraq war worries, higher energy prices, and greater risks of interest rate hikes hurt other markets, but not Japan.

The strength of the Japanese rally was due to international institutional buying. Local institutions and retail clients were sellers into this rally. Preliminary indications are that highly leveraged short term momentum investors turbo charged the market. While there are some signs of economic improvement in Japan, we believe the market over estimates the improvement.

The other noteworthy positive factor this quarter was a strong energy sector across the world. Rising oil prices, while harmful to consumers and most industry, benefits the producers and sellers of oil.

The TS&W International Portfolio continues to seek broad diversification by geographic region and economic sectors. The recent and pronounced market volatility among geographic regions and economic sectors argues for sound diversification. We believe the Portfolio is well positioned to participate in any recovery in stock market sentiment.



Respectfully submitted,


/s/Matthew G. Thompson

Matthew G. Thompson
President

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                 TS&W EQUITY TOP TEN HOLDINGS AT APRIL 30, 2004
                         (AS A PERCENTAGE OF NET ASSETS)
1. General Electric (3.57%)                   6. Burlington Northern Santa Fe (3.04%)
2. BP ADR (3.44%)                             7. Sempra Energy (3.03%)
3. Kimberly-Clark (3.25%)                     8. Anadarko Petroleum (3.01%)
4. ChevronTexaco (3.24%)                      9. Omicom Group (2.99%)
5. St. Paul Travelers (3.18%)                10. Abbot Laboratories (2.95%)


          TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT APRIL 30, 2004
                         (AS A PERCENTAGE OF NET ASSETS)
1. iShares MSCI Japan Index Fund (5.63%)      6. Telecom Italia, Saving Shares (3.08%)
2. Nomura Holdings (3.51%)                    7. Roche Holding (2.97%)
3. Total (3.27%)                              8. Suzuki Motor (2.97%)
4. Repsol (3.20%)                             9. HSBC Holdings (2.93%)
5. Vodafone Group (3.11%)                    10. Geest ( 2.89%)

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LEHMAN BROTHERS AGGREGATE INDEX is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 99.3%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
ADVERTISING -- 3.0%
   Omnicom Group ......................................    17,400   $ 1,383,474
                                                                    -----------
AEROSPACE & DEFENSE -- 2.7%
   Lockheed Martin ....................................    25,900     1,235,430
                                                                    -----------
APPAREL/TEXTILES -- 1.3%
   VF .................................................    13,450       620,852
                                                                    -----------
BANKS -- 7.6%
   Bank of America ....................................     8,350       672,091
   PNC Financial Services Group .......................    16,700       886,770
   Wachovia ...........................................    22,100     1,011,075
   Wells Fargo ........................................    16,500       931,590
                                                                    -----------
                                                                      3,501,526
                                                                    -----------
BASIC INDUSTRIES -- 1.6%
   Republic Services ..................................    25,000       720,500
                                                                    -----------
CHEMICALS -- 3.5%
   Air Products & Chemicals ...........................    18,600       926,466
   Praxair ............................................    18,550       678,002
                                                                    -----------
                                                                      1,604,468
                                                                    -----------
COMPUTERS & SERVICES -- 7.3%
   First Data .........................................    28,100     1,275,459
   Hewlett-Packard ....................................    51,130     1,007,261
   Microsoft ..........................................    43,100     1,119,307
                                                                    -----------
                                                                      3,402,027
                                                                    -----------
DRUGS -- 2.4%
   Pfizer .............................................    31,500     1,126,440
                                                                    -----------
FINANCIAL SERVICES -- 3.7%
   Citigroup ..........................................    23,466     1,128,480
   Merrill Lynch ......................................    10,825       587,040
                                                                    -----------
                                                                      1,715,520
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
FOOD, BEVERAGE & TOBACCO -- 2.7%
   Unilever ADR .......................................    18,675    $1,231,243
                                                                    -----------
GAS/NATURAL GAS -- 5.8%
   KeySpan ............................................    35,600     1,286,940
   Sempra Energy ......................................    44,100     1,400,175
                                                                    -----------
                                                                      2,687,115
                                                                    -----------
INSURANCE -- 9.6%
   Allstate ...........................................    23,900     1,097,010
   Chubb ..............................................     9,550       658,950
   Metlife ............................................    35,600     1,228,200
   St. Paul Travelers .................................    36,212     1,472,742
                                                                    -----------
                                                                      4,456,902
                                                                    -----------
MANUFACTURING -- 3.6%
   General Electric ...................................    55,150     1,651,742
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 3.9%
   Becton Dickinson ...................................    21,300     1,076,715
   Laboratory Corp of America Holdings* ...............    18,000       715,320
                                                                    -----------
                                                                      1,792,035
                                                                    -----------
PAPER & PAPER PRODUCTS -- 5.0%
   International Paper ................................     9,300       374,976
   Kimberly-Clark .....................................    22,950     1,502,078
   Sappi ADR ..........................................    33,400       454,908
                                                                    -----------
                                                                      2,331,962
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 9.7%
   Anadarko Petroleum .................................    26,000     1,393,080
   BP ADR .............................................    30,050     1,589,645
   ChevronTexaco ......................................    16,384     1,499,136
                                                                    -----------
                                                                      4,481,861
                                                                    -----------
PHARMACEUTICALS -- 5.0%
   Abbott Laboratories ................................    30,950     1,362,419
   Wyeth ..............................................    24,700       940,329
                                                                    -----------
                                                                      2,302,748
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
PRINTING & PUBLISHING -- 2.2%
   Gannett ............................................    11,550   $ 1,001,154
                                                                    -----------
RETAIL -- 7.0%
   CVS ................................................    30,550     1,180,147
   Darden Restaurants .................................    33,900       768,174
   Dollar Tree Stores* ................................    23,700       638,715
   Target .............................................    15,300       663,561
                                                                    -----------
                                                                      3,250,597
                                                                    -----------
STEEL & STEEL WORKS -- 1.6%
   Nucor ..............................................    12,250       727,650
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.6%
   SBC Communications .................................    47,000     1,170,300
   Verizon Communications .............................    25,250       952,935
                                                                    -----------
                                                                      2,123,235
                                                                    -----------
TOYS & GAMES -- 1.8%
   Mattel .............................................    50,500       856,480
                                                                    -----------
TRANSPORTATION SERVICES -- 3.7%
   Burlington Northern Santa Fe .......................    43,000     1,406,100
   Norfolk Southern ...................................    12,600       300,132
                                                                    -----------
                                                                      1,706,232
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $39,356,617) ..............................              45,911,193
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT --  0.8%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   -----------
   Morgan Stanley Dean Witter
     0.750%, dated 04/30/04, to be repurchased
     on 05/03/04, repurchase price $390,112
     (collateralized by U.S. Treasury Obligations,
     with a total market value $397,890)
     (Cost $390,088) ..................................  $390,088   $   390,088
                                                                    -----------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $39,746,705) ..............................              46,301,281
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  (0.1)%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ...................                 (26,151)
   Administrative Fees Payable ........................                  (8,970)
   Trustees' Fees Payable .............................                  (2,431)
   Other Assets and Liabilities, Net ..................                  (3,787)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 (41,339)
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in capital ....................................              44,712,862
   Undistributed net investment income ................                   7,141
   Accumulated net realized loss on investments .......              (5,014,637)
   Net unrealized appreciation on investments .........               6,554,576
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .........................             $46,259,942
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ........               4,163,039
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ..........                  $11.11
                                                                         ======
   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPTS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- 37.8%
                                                           FACE
                                                          AMOUNT       VALUE
                                                       ----------   -----------
AUTOMOTIVE -- 1.5%
   General Motors
      8.250%, 07/15/23 ................................ $ 450,000   $   481,580
                                                                    -----------
BANKS -- 1.0%
   BB&T
      5.200%, 12/23/15 ................................   315,000       307,761
                                                                    -----------
COMPUTERS & SERVICES -- 1.8%
   Hewlett-Packard
      7.150%, 06/15/05 ................................   435,000       458,431
   International Business Machines
      5.875%, 11/29/32 ................................   100,000        97,232
                                                                    -----------
                                                                        555,663
                                                                    -----------
ELECTRICAL SERVICES -- 3.9%
   Dominion Resources, Ser A
      8.125%, 06/15/10 ................................   300,000       351,368
   General Electric Capital, Ser A, MTN
      6.750%, 03/15/32 ................................   530,000       570,602
   Peco Energy
      3.500%, 05/01/08 ................................   300,000       296,762
                                                                    -----------
                                                                      1,218,732
                                                                    -----------
FINANCIAL SERVICES -- 11.0%
   Countrywide Home Loan, Ser L, MTN
      2.875%, 02/15/07 ................................   475,000       468,383
   Credit Suisse First Boston
      6.125%, 11/15/11 ................................   600,000       642,080
   International Lease Finance
      4.500%, 05/01/08 ................................   260,000       265,313
   Metlife
      5.000%, 11/24/13 ................................   600,000       590,846
   Morgan Stanley
      4.750%, 04/01/14 ................................   310,000       289,630
   National Rural Utilities
      6.000%, 05/15/06 ................................   240,000       255,769


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

   THE ADVISORS' INNER CIRCLE FUND                    TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                       ----------   -----------
FINANCIAL SERVICES -- CONTINUED
   SLM, Ser A, MTN
      5.000%, 10/01/13 ................................ $ 525,000   $   513,705
   Washington Mutual
      4.375%, 01/15/08 ................................   425,000       431,898
                                                                    -----------
                                                                      3,457,624
                                                                    -----------
METALS -- 1.4%
   Alcoa
      6.000%, 01/15/12 ................................   425,000       458,440
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 3.4%
   EOP Operating
      6.763%, 06/15/07 ................................   536,000       585,580
   International Finance
      3.750%, 06/30/09 ................................   485,000       482,749
                                                                    -----------
                                                                      1,068,329
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 2.6%
   Anadarko Finance, Ser B
      7.500%, 05/01/31 ................................   400,000       456,755
   Conoco
      6.950%, 04/15/29 ................................   335,000       368,500
                                                                    -----------
                                                                        825,255
                                                                    -----------
RETAIL -- 3.8%
   Lowe's
      8.250%, 06/01/10 ................................   548,000       657,636
   Target
      4.000%, 06/15/13 ................................   575,000       531,317
                                                                    -----------
                                                                      1,188,953
                                                                     -----------
SECURITIES BROKERAGE/DEALERS -- 1.6%
   Goldman Sachs
      5.250%, 04/01/13 ................................   265,000       262,441
      4.125%, 01/15/08 ................................   240,000       243,259
                                                                    -----------
                                                                        505,700
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                       ----------   -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.6%
   SBC Communications
      5.750%, 05/02/06 ................................ $ 690,000   $   730,126
   Verizon New England
      6.500%, 09/15/11 ................................   650,000       704,347
                                                                    -----------
                                                                      1,434,473
                                                                    -----------
TRANSPORTATION -- 1.2%
   CSX
      8.100%, 09/15/22 ................................   335,000       392,338
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $11,942,319) ..............................              11,894,848
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 31.0%
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32 ................................   549,932       578,548
      6.000%, 12/01/32 ................................   230,207       235,620
      6.000%, 11/01/33 ................................   723,408       740,367
      6.000%, 11/01/33 ................................   643,881       658,975
      4.000%, 07/01/18 ................................   487,774       470,097
   Federal National Mortgage Association
      6.000%, 02/01/14 ................................   487,219       509,587
      5.500%, 07/01/18 ................................   296,467       304,444
      5.500%, 11/01/18 ................................   579,346       595,207
      5.500%, 04/01/33 ................................   877,537       876,159
      5.500%, 09/01/33 ................................   726,589       725,461
      5.500%, 09/01/33 ................................   919,642       918,214
      5.000%, 09/01/18 ................................   828,853       834,692
      5.000%, 06/01/33 ................................   333,991       323,831
      5.000%, 07/01/33 ................................   904,636       877,118
   Government National Mortgage Association
      6.000%, 11/15/31 ................................   589,682       604,790
      4.586%, 09/16/29 ................................   520,000       508,252
                                                                    -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $9,846,683) ...............................               9,761,362
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER MORTGAGE-BACKED OBLIGATIONS -- 11.8%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                       ----------   -----------
   Bank One Issuance Trust, Ser 2002-A2,  Cl A2
      4.160%, 01/15/08 ................................ $ 685,000   $   701,156
   Chase Manhattan Auto Owner Trust,
      Ser 2003-C, Cl A3
      2.260%, 11/15/07 ................................   450,000       449,025
   JP Morgan Chase Commercial Mortgage,
      Ser 2003-CB7, Cl A3
      4.449%, 01/12/38 ................................   410,000       403,757
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C2, Cl A2
      3.246%, 03/15/29 ................................   325,000       312,098
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C7, Cl A2
      3.899%, 12/15/26 ................................   415,000       417,217
   Residential Asset Mortgage Products,
      Ser 2003-RS, Cl AI2
      2.130%, 06/25/24 ................................   455,000       453,684
   Residential Asset Securitization Trust,
      Ser 2003-A6, Cl A1
      4.500%, 07/25/33 ................................   580,481       575,222
   Saxon Asset Securities Trust,
      Ser 2003-3, Cl AF2
      2.820%, 12/25/33 ................................   400,000       400,960
                                                                    -----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $3,753,285) ...............................               3,713,119
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 7.6%
--------------------------------------------------------------------------------
   United States Treasury Bond
      6.250%, 08/15/23 ................................   285,000       316,684
   United States Treasury Notes
      4.625%, 05/15/06 ................................ 1,065,000     1,112,797
      4.250%, 08/15/13 ................................   240,000       235,988
      3.500%, 11/15/06 ................................   710,000       724,866
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $2,418,199) ...............................               2,390,335
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corporation Gold
      2.625%, 08/17/06 ................................    500,000       499,358
      2.250%, 12/15/05 ................................    475,000       473,289
   Federal Home Loan Bank
      3.165%, 07/27/07 ................................    450,000       448,274


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                       ----------   -----------
   Federal National Mortgage Association
      6.000%, 05/15/11 ................................ $ 350,000   $   380,077
      5.500%, 02/15/06 ................................   350,000       369,028
                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $2,160,500) ...............................               2,170,026
                                                                    -----------
--------------------------------------------------------------------------------
 TAXABLE MUNICIPAL BONDS -- 2.7%
--------------------------------------------------------------------------------
   State of Wisconsin, Wisconsin State General
      Revenue Authority, RB
      5.200%, 05/01/18 ................................   550,000       550,000
   Texas State, Public Finance Authority, RB
      3.125%, 06/15/07 ................................   300,000       300,375
                                                                    -----------
   TOTAL TAXABLE MUNICIPAL BONDS
      (Cost $884,172) .................................                 850,375
                                                                    -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.4%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter
      0.750%, dated 04/30/04, to be repurchased
      on 05/03/04, repurchase price $436,930
      (collateralized by U.S. Treasury Bond,
      with a total market value $445,641)
      (Cost $436,903) .................................   436,903       436,903
                                                                    -----------
   TOTAL INVESTMENTS -- 99.2%
      (Cost $31,442,061) ..............................              31,216,968
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.8%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ...................                 (10,133)
   Administration Fees Payable ........................                  (6,110)
   Trustees' Fees Payable .............................                  (1,834)
   Other Assets and Liabilities, Net ..................                 276,647
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 258,570
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                        VALUE
                                                                    ------------
   Paid in capital ....................................             $31,254,863
   Distribution in excess of net investment income ....                 (21,161)
   Accumulated net realized gain on investments .......                 466,929
   Net unrealized depreciation on investments .........                (225,093)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .........................             $31,475,538
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ........              3,077,057
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ...........                 $10.23
                                                                         ======
  CL  CLASS
 MTN  MEDIUM TERM NOTE
  RB  REVENUE BOND
 SER  SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- 91.3%
                                                         SHARES        VALUE
                                                       ----------   -----------
AUSTRALIA -- 2.6%
   Australia & New Zealand Banking Group ..............    93,900   $ 1,259,315
   Brambles Industries ................................   133,000       533,091
                                                                    -----------
                                                                      1,792,406
                                                                    -----------
FINLAND -- 2.1%
   Huhtamaki ..........................................    60,000       790,220
   Nokia ADR* .........................................    44,600       624,846
                                                                    -----------
                                                                      1,415,066
                                                                    -----------
FRANCE -- 6.9%
   AXA ................................................    58,200     1,224,332
   BNP Paribas ........................................    16,800     1,007,747
   Total ..............................................     8,200     1,514,900
   Valeo ..............................................    24,003       988,330
                                                                    -----------
                                                                      4,735,309
                                                                    -----------
GERMANY -- 9.8%
   Adidas-Salomon .....................................    10,300     1,188,087
   Deutsche Bank* .....................................    13,900     1,144,173
   E.ON ...............................................    15,000       996,750
   Hannover Rueckversicherung* ........................    20,800       713,746
   Linde ..............................................    10,000       546,210
   Schering ...........................................    22,500     1,181,290
   T-Online International* ............................    94,100     1,021,883
                                                                    -----------
                                                                      6,792,139
                                                                    -----------
HONG KONG -- 6.4%
   China Mobile Hong Kong* ............................   399,000     1,053,864
   CNOOC ..............................................    32,400     1,175,472
   Denway Motors ...................................... 2,278,000     1,087,989
   Li & Fung ..........................................   696,000     1,084,251
                                                                    -----------
                                                                      4,401,576
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
ITALY -- 4.0%
   Ente Nazionale Idrocarburi .........................    65,700   $ 1,334,122
   Telecom Italia, Savings Shares* ....................   611,337     1,423,654
                                                                    -----------
                                                                      2,757,776
                                                                    -----------
JAPAN -- 12.8%
   East Japan Railway .................................       200     1,021,092
   Nomura Holdings ....................................   100,000     1,622,160
   NTT DoCoMo .........................................       570     1,129,990
   Ricoh ..............................................    59,000     1,174,979
   Rohm ...............................................     8,000       997,194
   Sony ...............................................    26,300     1,016,575
   Suzuki Motor .......................................    87,000     1,371,902
   Toppan Printing ....................................    41,000       481,370
                                                                    -----------
                                                                      8,815,262
                                                                    -----------
NETHERLANDS -- 3.4%
   ING Groep ..........................................    55,356     1,185,049
   Koninklijke Philips Electronics ....................    43,700     1,188,760
                                                                    -----------
                                                                      2,373,809
                                                                    -----------
SOUTH AFRICA -- 0.8%
   Sappi ..............................................    40,000       538,108
                                                                    -----------
SOUTH KOREA -- 1.9%
   Samsung Electronics ................................     2,794     1,326,620
                                                                    -----------
SPAIN -- 4.6%
   Banco Santander Central Hispano ....................    68,000       729,493
   Endesa* ............................................    54,500       997,719
   Repsol .............................................    71,000     1,482,480
                                                                    -----------
                                                                      3,209,692
                                                                    -----------
SWEDEN -- 5.4%
   Assa Abloy* ........................................    99,821     1,214,701
   Ericsson (LM) Telephone ADR ........................    22,600       602,742
   Nordea Bank ........................................   177,000     1,192,738
   Volvo ..............................................    20,800       711,704
                                                                    -----------
                                                                      3,721,885
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
SWITZERLAND -- 6.9%
   Credit Suisse Group ................................    30,400   $ 1,072,472
   Novartis* ..........................................    28,000     1,249,344
   Roche Holding* .....................................    13,100     1,375,328
   SGS ................................................     2,000     1,049,869
                                                                    -----------
                                                                      4,747,013
                                                                    -----------
UNITED KINGDOM -- 23.7%
   Anglo American .....................................    48,000       968,430
   Aviva ..............................................   125,247     1,226,733
   Barclays ...........................................   126,600     1,144,342
   BP ADR .............................................    22,000     1,163,800
   Gallaher Group .....................................   111,600     1,336,081
   Geest ..............................................   145,211     1,337,089
   GlaxoSmithKline ....................................    53,992     1,120,035
   HSBC Holdings (HKD) ................................    92,715     1,355,187
   Lastminute.com* ....................................   191,500       654,435
   Rio Tinto ..........................................    49,600     1,090,643
   Scottish & Southern Energy .........................    90,000     1,091,884
   Tesco ..............................................   299,678     1,325,101
   Unilever* ..........................................   120,242     1,137,101
   Vodafone Group .....................................   590,805     1,438,785
                                                                    -----------
                                                                     16,389,646
                                                                    -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $54,479,780) ..............................              63,016,307
                                                                    -----------
--------------------------------------------------------------------------------
 REGULATED INVESTMENT COMPANY -- 3.8%
--------------------------------------------------------------------------------
   iShares MSCI Japan Index Fund*
      (Cost $2,292,941) ...............................   256,700     2,602,938
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 4.5%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                       ----------   -----------
   Morgan Stanley Dean Witter
     0.750%, dated 04/30/04, to be repurchased
     on 05/03/04, repurchase price $3,125,305
     (collateralized by U.S. Treasury Bond,
     with a total market value $3,187,614)
     (Cost $3,125,110) ............................... $3,125,110   $ 3,125,110
                                                                    -----------
   TOTAL INVESTMENTS -- 99.6%
      (Cost $59,897,831) .............................               68,744,355
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  0.4%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ..................                  (56,067)
   Administration Fees Payable .......................                  (13,608)
   Trustees' Fees Payable ............................                   (2,850)
   Other Assets and Liabilities, Net .................                  365,742
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ................                  293,217
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in capital ...................................               69,237,408
   Undistributed net investment income ...............                  185,549
   Accumulated  net realized  loss on  investments ...               (9,233,421)
   Net unrealized appreciation on investments ........                8,846,524
   Net unrealized  appreciation on forward
      foreign currency contracts, foreign currencies
      and translation of other assets and liabilities
      denominated in foreign currencies ..............                    1,512
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $69,037,572
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) .......                5,568,602
   NET ASSET VALUE, Offering and Redemption
      Price Per Share-- Institutional Class ...........                  $12.40
                                                                         ======
   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
 HKD  HONG KONG DOLLAR


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
At April 30, 2004 sector diversification of the Portfolio was as follows:

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS      VALUE
---------------------                                 -----------   -----------
FOREIGN COMMON STOCK
Banks .................................................       9.5%  $ 6,568,387
Automotive ............................................       6.0     4,159,925
Financial Services ....................................       5.8     4,031,541
Drugs .................................................       5.5     3,805,962
Telephones & Telecommunications .......................       5.2     3,607,508
Food, Beverage & Tobacco ..............................       4.5     3,127,617
Electrical Services ...................................       4.5     3,086,353
Insurance .............................................       4.4     3,031,122
Petroleum Exploration .................................       4.1     2,849,022
Petroleum & Fuel Products .............................       3.9     2,657,952
Specialty Machinery ...................................       3.6     2,403,461
Communications Equipment ..............................       3.3     2,244,163
Computers & Services ..................................       3.2     2,194,211
Metals & Mining .......................................       2.1     1,438,785
Wholesale .............................................       1.9     1,337,089
Paper & Paper Products ................................       1.9     1,328,328
Machinery .............................................       1.9     1,326,620
Retail ................................................       1.9     1,325,101
Commercial Banks ......................................       1.7     1,192,738
Consumer Products .....................................       1.7     1,188,087
Office Furniture & Fixtures ...........................       1.7     1,174,979
Petroleum Refining ....................................       1.7     1,163,800
Building & Construction ...............................       1.6     1,120,035
Wholesalers ...........................................       1.6     1,084,251
Miscellaneous Business Services .......................       1.5     1,021,883
Railroads .............................................       1.5     1,021,092
Semi Conductors .......................................       1.4       997,194
Securities Brokerage/Dealers ..........................       1.4       968,430
Professional Services .................................       0.8       546,210
Transportation Services ...............................       0.8       533,091
Printing & Publishing .................................       0.7       481,370
                                                            -----   -----------
TOTAL FOREIGN COMMON STOCK ............................      91.3    63,016,307
REPURCHASE AGREEMENT ..................................       4.5     3,125,110
REGULATED INVESTMENT COMPANY ..........................       3.8     2,602,938
                                                            -----   -----------
TOTAL INVESTMENTS .....................................      99.6    68,744,355
TOTAL OTHER ASSETS AND LIABILITIES, NET ...............       0.4       293,217
                                                            -----   -----------
TOTAL NET ASSETS ......................................     100.0%  $69,037,572
                                                            =====   ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       THE TS&W PORTFOLIOS FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                           TS&W        TS&W
                                               TS&W        FIXED   INTERNATIONAL
                                              EQUITY      INCOME      EQUITY
                                            PORTFOLIO   PORTFOLIO    PORTFOLIO
                                            ---------   ---------    ---------
INVESTMENT INCOME
Dividends .................................  $  498,965  $      --  $  836,868
Interest ..................................       2,350    681,829       4,819
Less: Foreign Taxes Withheld ..............      (4,583)        --    (128,516)
                                             ----------  ---------  ----------
   TOTAL INCOME ...........................     496,732    681,829     713,171
                                             ----------  ---------  ----------
EXPENSES
Investment Advisory Fees ..................     171,020     72,200     349,517
Administration Fees .......................      53,871     37,907      82,583
Trustees' Fees ............................       2,112      1,276       4,135
Transfer Agent Fees .......................      20,938     16,303      23,307
Filing and Registration Fees ..............       7,992      7,033       7,467
Audit Fees ................................       7,276      7,429       7,478
Printing Fees .............................       6,082          2       6,982
Legal Fees ................................       4,914      4,550      13,484
Shareholder Servicing Fees ................       2,830      2,873       5,670
Custodian Fees ............................       2,426      1,453      22,446
Other Expenses ............................       1,585      3,209       4,386
                                             ----------  ---------  ----------
   NET EXPENSES ...........................     281,046    154,235     527,455
                                             ----------  ---------  ----------
NET INVESTMENT INCOME .....................     215,686    527,594     185,716
                                             ----------  ---------  ----------
NET REALIZED GAIN (LOSS) ON:
   Investments ............................   1,264,224    466,883    (417,039)
   Foreign Currency Transactions ..........          --         --     (58,461)
                                             ----------  ---------  ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ..........   1,264,224    466,883    (475,500)
                                             ----------  ---------  ----------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ON:
   Investments ............................   1,707,861   (633,045)  4,959,992
   Foreign Currency Transactions ..........          --         --     (20,098)
                                             ----------  ---------  ----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) .........................   1,707,861   (633,045)  4,939,894
                                             ----------  ---------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY ....   2,972,085   (166,162)  4,464,394
                                             ----------  ---------  ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............  $3,187,771  $ 361,432  $4,650,110
                                             ==========  =========  ==========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                        APRIL 30,    YEAR ENDED
                                                          2004       OCTOBER 31,
                                                       (UNAUDITED)      2003
                                                       -----------  -----------
OPERATIONS:
   Net Investment Income ...........................   $   215,686  $   379,734
   Net Realized Gain (Loss) on Investments .........     1,264,224   (1,238,023)
   Net Change in Unrealized Appreciation
     on Investments ................................     1,707,861    9,619,924
                                                       -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................     3,187,771    8,761,635
                                                       -----------  -----------
DIVIDENDS:
   Net Investment Income ...........................      (220,146)    (368,133)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................     2,284,990    3,514,862
   In Lieu of Cash Distributions ...................       212,782      357,382
   Redeemed ........................................    (2,842,808) (12,364,025)
                                                       -----------  -----------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................      (345,036)  (8,491,781)
                                                       -----------  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .........     2,622,589      (98,279)
                                                       -----------  -----------

NET ASSETS:
   Beginning of Period .............................    43,637,353   43,735,632
                                                       -----------  -----------
   End of Period (including undistributed
     net investment income of $7,141 and
     $11,601, respectively) ........................   $46,259,942  $43,637,353
                                                       ===========  ===========

SHARE TRANSACTIONS:
   Issued ..........................................       209,452      387,821
   In Lieu of Cash Distributions ...................        19,618       38,475
   Redeemed ........................................      (262,662)  (1,297,960)
                                                       -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ............................       (33,592)    (871,664)
                                                       ===========  ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                        APRIL 30,    YEAR ENDED
                                                          2004       OCTOBER 31,
                                                       (UNAUDITED)      2003
                                                       -----------  -----------
OPERATIONS:
   Net Investment Income ...........................   $   527,594  $ 1,238,767
   Net Realized Gain on Investments ................       466,883    1,107,957
   Net Change in Unrealized Depreciation
     on Investments ................................      (633,045)    (950,225)
                                                       -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................       361,432    1,396,499
                                                       -----------  -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...........................      (529,857)  (1,296,749)
   Net Realized Gain ...............................    (1,049,600)    (768,626)
                                                       -----------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...............    (1,579,457)  (2,065,375)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................     1,095,852    5,433,318
   In Lieu of Cash Distributions ...................     1,658,457    1,915,403
   Redeemed ........................................    (1,836,966) (13,115,142)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................       917,343   (5,766,421)
                                                       -----------  -----------
     TOTAL DECREASE IN NET ASSETS ..................      (300,682)  (6,435,297)
                                                       -----------  -----------
NET ASSETS:
   Beginning of Period .............................    31,776,220   38,211,517
                                                       -----------  -----------
   End of Period (including distributions
     in excess of net investment income of ($21,161)
     and ($18,898), respectively) ..................   $31,475,538  $31,776,220
                                                       ===========  ===========

SHARE TRANSACTIONS:
   Issued ..........................................       104,639      501,495
   In Lieu of Cash Distributions ...................       159,769      178,955
   Redeemed ........................................      (175,836)  (1,225,259)
                                                       -----------  -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ............................        88,572     (544,809)
                                                       ===========  ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                        APRIL 30,    YEAR ENDED
                                                          2004       OCTOBER 31,
                                                       (UNAUDITED)      2003
                                                       -----------  -----------
OPERATIONS:
   Net Investment Income ...........................   $   185,716    $ 521,082
   Net Realized Loss on Investments ................      (475,500)  (5,595,337)
   Net Change in Unrealized Appreciation
     on Investments and Foreign Currency
     Transactions ..................................     4,939,894   18,327,071
                                                       -----------  -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .....................     4,650,110   13,252,816
                                                       -----------  -----------
DIVIDENDS:
   Net Investment Income ...........................      (453,743)    (134,769)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................     1,374,147    3,041,050
   In Lieu of Cash Distributions ...................       446,302      131,902
   Redemption Fees -- Note 2 .......................         4,614        7,981
   Redeemed ........................................    (3,247,783) (13,689,654)
                                                       -----------  -----------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................    (1,422,720) (10,508,721)
                                                       -----------  -----------
     TOTAL INCREASE IN NET ASSETS ..................     2,773,647    2,609,326
                                                       -----------  -----------
NET ASSETS:
   Beginning of Period .............................    66,263,925   63,654,599
                                                       -----------  -----------
   End of Period (including undistributed
     net investment income of $185,549 and
     $453,576, respectively) .......................   $69,037,572  $66,263,925
                                                       ===========  ===========

SHARE TRANSACTIONS:
   Issued ..........................................       108,524      323,503
   In Lieu of Cash Distributions ...................        36,884       14,337
   Redeemed ........................................      (261,873)  (1,505,900)
                                                       -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ............................      (116,465)  (1,168,060)
                                                       ===========  ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                  ENDED
                                APRIL 30,                 YEARS ENDED OCTOBER 31,
                                  2004       ---------------------------------------------------
                               (UNAUDITED)     2003     2002(1)     2001        2000      1999
                               -----------   -------    -------    -------    -------    -------
Net Asset Value,
   Beginning of Period ........   $ 10.40    $  8.63    $ 11.05    $ 13.99    $ 15.42    $ 14.85
                                  -------    -------    -------    -------    -------    -------
Income from Operations
   Net Investment Income ......      0.05       0.08       0.07       0.08       0.14       0.23
   Net Realized and
     Unrealized Gain (Loss) ...      0.71       1.77      (2.17)     (1.16)      0.07       1.78
                                  -------    -------    -------    -------    -------    -------
Total from Operations .........      0.76       1.85      (2.10)     (1.08)      0.21       2.01
                                  -------    -------    -------    -------    -------    -------
Dividends and Distributions:
   Net Investment Income ......     (0.05)     (0.08)     (0.07)     (0.11)     (0.13)     (0.24)
   Net Realized Gain ..........        --         --      (0.25)     (1.75)     (1.51)     (1.20)
                                  -------    -------    -------    -------    -------    -------
     Total Dividends and
       Distributions ..........     (0.05)     (0.08)     (0.32)     (1.86)     (1.64)     (1.44)
                                  -------    -------    -------    -------    -------    -------
Net Asset Value, End of Period    $ 11.11    $ 10.40    $  8.63    $ 11.05    $ 13.99    $ 15.42
                                  =======    =======    =======    =======    =======    =======
TOTAL RETURN+ .................      7.35%*    21.49%    (19.68)%    (8.79)%     1.83%     14.64%
                                  =======    =======    =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................   $46,260    $43,637    $43,736    $57,890    $70,196    $93,234
Ratio of Expenses to
   Average Net Assets .........      1.23%**    1.24%      1.22%      1.19%      1.06%      1.05%
Ratio of Net Investment Income
   to Average Net Assets ......      0.95%**    0.84%      0.62%      0.63%      0.99%      1.40%
Portfolio Turnover Rate .......        14%        50%        33%        42%        42%        42%


  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * NOT ANNUALIZED.
 ** ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W EQUITY PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                  ENDED
                                APRIL 30,                YEARS ENDED OCTOBER 31,
                                  2004       ---------------------------------------------------
                               (UNAUDITED)     2003     2002(1)     2001        2000      1999
                               -----------   -------    -------    -------    -------    -------
Net Asset Value,
   Beginning of Period ........   $ 10.63    $ 10.81    $ 10.81    $ 10.09    $ 10.07    $ 10.96
                                  -------    -------    -------    -------    -------    -------
Income from Operations
   Net Investment Income ......      0.17       0.38       0.47       0.58       0.59       0.57
   Net Realized and Unrealized
     Gain (Loss) ..............     (0.05)      0.04       0.01+      0.72       0.02+     (0.75)
                                  -------    -------    -------    -------    -------    -------
Total from Operations .........      0.12       0.42       0.48       1.30       0.61      (0.18)
                                  -------    -------    -------    -------    -------    -------
Dividends and Distributions:
   Net Investment Income ......     (0.17)     (0.38)     (0.48)     (0.58)     (0.59)     (0.58)
   Net Realized Gain ..........     (0.35)     (0.22)        --         --         --      (0.13)
                                  -------    -------    -------    -------    -------    -------
     Total Dividends and
       Distributions ..........     (0.52)     (0.60)     (0.48)     (0.58)     (0.59)     (0.71)
                                  -------    -------    -------    -------    -------    -------
Net Asset Value, End of Period    $ 10.23    $ 10.63    $ 10.81    $ 10.81    $ 10.09    $ 10.07
                                  =======    =======    =======    =======    =======    =======
TOTAL RETURN++ ................      1.16%**    3.94%      4.66%     13.21%      6.27%     (1.71)%
                                  =======    =======    =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................   $31,476    $31,776    $38,212    $46,197    $52,774    $66,180
Ratio of Expenses to
   Average Net Assets .........      0.96%***   0.98%      1.03%      0.88%      0.81%      0.78%
Ratio of Net Investment Income
   to Average Net Assets ......      3.29%***   3.36%      4.49%*     5.56%      5.93%      5.49%
Portfolio Turnover Rate .......        59%        88%        42%        36%        38%        52%


  + THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2000
    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.45% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
 ** NOT ANNUALIZED.
*** ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAMTS&W FIXED INCOME PORTFOLIO, A SERIES OF THE UAMFUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W FIXED INCOME PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                  ENDED
                                APRIL 30,                 YEARS ENDED OCTOBER 31,
                                  2004       ---------------------------------------------------
                               (UNAUDITED)     2003     2002(1)     2001        2000      1999
                               -----------   -------    -------    -------    -------    -------
Net Asset Value,
   Beginning of Period ........   $ 11.66    $  9.29    $ 10.68    $ 19.80   $  20.17   $  15.10
                                  -------    -------    -------    -------   --------   -------
Income from Operations
   Net Investment Income ......      0.03       0.08       0.04       0.05       0.02       0.08
   Net Realized and Unrealized
     Gain (Loss) ..............      0.79       2.31      (1.40)     (4.72)      1.50       5.01
                                  -------    -------    -------    -------   --------   --------
Total from Operations .........      0.82       2.39      (1.36)     (4.67)      1.52       5.09
                                  -------    -------    -------    -------   --------   --------
Redemption Fees ...............        --+        --+        --+      0.01       0.05         --
                                  -------    -------    -------    -------   --------   --------
Dividends and Distributions:
   Net Investment Income ......     (0.08)     (0.02)     (0.03)     (0.04)     (0.08)     (0.02)
   Net Realized Gain ..........        --         --         --      (4.42)     (1.86)        --
                                  -------    -------    -------    -------   --------   --------
     Total Dividends and
       Distributions ..........     (0.08)     (0.02)     (0.03)     (4.46)     (1.94)     (0.02)
                                  -------    -------    -------    -------   --------   --------
Net Asset Value, End of Period    $ 12.40    $ 11.66$      9.29    $ 10.68$      19.80  $  20.17
                                  =======    =======    =======    =======   ========   ========
TOTAL RETURN++ ................      7.06%*    25.78%    (12.78)%   (29.81)%     7.16%     33.77%
                                  =======    =======    =======    =======   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................   $69,038    $66,264    $63,655    $80,171   $115,479   $114,213
Ratio of Expenses to
   Average Net Assets .........      1.51%**    1.51%      1.45%      1.43%      1.36%      1.37%
Ratio of Net Investment Income
   to Average Net Assets ......      0.53%**    0.87%      0.33%      0.35%      0.08%      0.39%
Portfolio Turnover Rate .......         8%        12%        22%        26%        26%        21%

  + AMOUNT WAS LESS THAN $0.01 PER SHARE.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * NOT ANNUALIZED.
 ** ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange are stated at the last quoted sales price if readily available for such equity securities on each business day at the close of trading on the New York Stock Exchange. Investment in equity securities, which are reported on the NASDAQ national market system, are valued at the official closing price; other securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS



--------------------------------------------------------------------------------
     Securities for which market quotations are not readily available, of which there were none at April 30, 2004, are valued at fair value in accordance with procedures approved by the Board of Trustees. The TS&W International Equity Portfolio employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to apply fair valuation in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS



--------------------------------------------------------------------------------
     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At April 30, 2004 there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a Portfolio or share class are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     OTHER -- The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2004 there were $4,614 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS



--------------------------------------------------------------------------------
4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND  TRANSFER  AGENT
AGREEMENTS:

The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2004, the Administrator was paid 0.25% on the daily average net assets of the Portfolios.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W PORTFOLIOS                                              RATE
     ---------------                                             -------
     Equity ...................................................   0.75%
     Fixed Income .............................................   0.45%
     International Equity .....................................   1.00%

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios total annual operating expenses, after the effect of the expense offset arrangements, if any, from exceeding 1.25%, 1.50%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS



--------------------------------------------------------------------------------
Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2004, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

TS&W PORTFOLIOS                             PURCHASES         SALES
---------------                           ------------    -------------
Equity ................................   $ 6,437,398      $ 7,412,116
Fixed Income ..........................     9,512,459       11,161,782
International Equity ..................     5,476,023        9,716,818

Purchases and sales of long-term U.S. Government securities were $8,940,816 and $6,731,716, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. The differences are primarily due to return of capital, GNMA paydowns and foreign currency gains or losses for tax purposes.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS



--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last two years were as follows:

                             ORDINARY    LONG-TERM       RETURN OF
TS&W PORTFOLIOS               INCOME    CAPITAL GAIN      CAPITAL      TOTAL
---------------             ----------  ------------     ----------   -------
Equity
   2003                     $  368,133    $       --     $    --    $  368,133
   2002                        349,571     1,335,322      13,773     1,698,666
Fixed Income
   2003                      1,484,161       581,214          --     2,065,375
   2002                      1,794,506            --          --     1,794,506
International Equity
   2003                        134,769            --          --       134,769
   2002                        231,773            --          --       231,773

As of October 31, 2003, the components of Distributable Earnings / (Accumulated Losses) were as follows:

                                                     TS&W PORTFOLIOS
                                      ------------------------------------------
                                                                  INTERNATIONAL
                                         EQUITY    FIXED INCOME      EQUITY
                                      -----------  -----------   --------------
Undistributed Ordinary Income ....... $    11,601   $  211,436   $   453,577
Undistributed Long-Term Capital Gain           --      925,057            --
Capital Loss Carryforwards ..........  (6,105,896)          --    (8,757,919)
Unrealized Appreciation .............   4,673,752      407,952     3,908,142
Other Temporary Differences .........          (2)    (105,745)           (3)
                                      -----------   ----------   -----------
Total Distributable Earnings
   (Accumulated Losses) ............. $(1,420,545)  $1,438,700   $(4,396,203)
                                      ===========   ==========   ===========

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                              TOTAL CAPITAL
                                                                  LOSS
                            EXPIRES     EXPIRES    EXPIRES    CARRYFORWARD
TS&W PORTFOLIOS              2011        2010       2009        10/31/03
---------------            --------    --------   --------   --------------
Equity ................  $1,287,958  $4,817,938    $     --    $6,105,896
International Equity ..   5,535,370   2,972,349     250,200     8,757,919

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS



--------------------------------------------------------------------------------
The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at April 30, 2004 were as follows:

                                     AGGREGATE GROSS  AGGREGATE GROSS   NET UNREALIZED
                           FEDERAL      UNREALIZED       UNREALIZED      APPRECIATION/
TS&W PORTFOLIOS           TAX COST     APPRECIATION     DEPRECIATION    (DEPRECIATION)
---------------          -----------  -------------   ------------        -----------
Equity ................  $39,746,705   $ 7,315,187    $  (760,611)        $6,554,576
Fixed Income ..........   31,442,061       216,565       (441,658)          (225,093)
International Equity ..   59,897,831    14,340,294     (5,493,770)         8,846,524

8. CONCENTRATION OF RISK:

At April 30, 2004, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS



--------------------------------------------------------------------------------
9. OTHER:
At April 30, 2004, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                     NO. OF           %
TS&W PORTFOLIOS                   SHAREHOLDERS   OWNERSHIP
--------------                    ------------   ---------
Equity ..........................       1            20%
Fixed Income ....................       1            22%
International Equity ............       2            29%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

                                      NOTES

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                        Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                             Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








    This information must be preceded or accompanied by a current prospectus for the Portfolios described.

TSW-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------
                                      James F. Volk, President

Date 6/25/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      -------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04

* Print the name and title of each signing officer under his or her signature.